SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Number of shares reserved for future grants	1,303,628
Unrecognized share based compensation expense	$ 239,489
Unrecognized share based compensation expense recognition period	2 years 7 months 2 days
Total fair value of RSUs and PSUs vested	$ 117,812	$ 113,918	$ 76,027
Employee Stock Purchase Plan ("ESPP")
Class of Stock [Line Items]
Number of shares reserved for future grants	6,898
Percentage of amount not exceeding share based compensation employees receive.	15.00%
Number of ordinary shares reserved	125,000
Increase in number of ordinary shares	1,000,000
Percentage of fair value of ordinary shares	85.00%
Number of increase in ordinary shares reserved for issuance	200,000